Long-term Debt	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Long-term Debt	LONG-TERM DEBT
The following table summarizes the Group’s long-term debt:

As at	March 31,
	2022	2021
	$	$
Senior secured revolving credit facility (the "Credit Facility") (a)	66,631	31,023
Secured loans (b)	8,596	—
Subordinated unsecured loan (c)	17,500	—
Balance of purchase payable with a nominal value of $3,100,000, non-interest bearing (5.8% effective interest rate) payable April 3, 2022	3,100	2,988
Balance of purchase payable with a nominal value of $1,800,000, non-interest bearing (6.0% effective interest rate), payable on October 1, 2022	1,748	1,649
Balance of purchase payable with a nominal value of $8,519,000 ($6,825,000 US), non-interest bearing (6.0% effective interest rate), payable on December 13, 2022	8,178	7,770
Balance of purchase payable with a nominal value of $3,259,000, non-interest bearing (5.7% effective interest rate) payable on February 1, 2022	—	3,112
Unsecured promissory notes (2021 - US$4,800,000) (d)	—	6,034
Deferral of employment tax deposits and payments (US$1,219,000 ; 2021 - US$1,878,000) (e)	1,521	2,361
Other	120	213
Unamortized transaction costs (net of accumulated amortization of $754,000 and $477,000)	(718)	(199)
	106,676	54,951
Current portion of long-term debt	19,316	35,134
	87,360	19,817

(a) The Credit Facility is available to a maximum amount of $125,000,000 and can be drawn in Canadian and the equivalent amount in U.S. dollars. It is available in prime rate advances, SOFR advances, bankers’ acceptances and letters of credit up to $2,500,000.
10. LONG-TERM DEBT (CONT’D)
The advances bear interest at the Canadian or U.S. prime rate, plus an applicable margin ranging from 0.25% to 1.00%, or bankers’ acceptances or SOFR rates, plus an applicable margin ranging from 1.50% to 2.25%, as applicable for Canadian and U.S. advances, respectively. The applicable margin is determined based on threshold limits for certain financial ratios.
As security for the Credit Facility, Alithya provided a first ranking hypothec on the universality of its assets excluding any leased equipment and Investissement Québec’s first ranking lien on tax credits receivable for the financing related to refundable tax credits. Under the terms of the agreement, the Group is required to maintain certain financial covenants which are measured on a quarterly basis. The Credit Facility matures on April 1, 2024 and is renewable for additional one-year periods at the lender’s discretion.
(b) On November 24, 2021, the Group entered into secured loans with Investissement Québec to finance its 2021 and 2022 refundable tax credits to a maximum of the lesser of 90% of the eligible refundable tax credit or $4,670,000 and $5,832,000, for 2021 and 2022, respectively. The secured loans bear interest at the Canadian prime rate plus 1.00% and are secured by a first ranking hypothec on the universality of the financed refundable tax credits and a subordinated ranking hypothec on accounts receivable and other receivables. The secured loans are repayable on the earlier of the date of receipt of the refundable tax credits receivable and the maturity dates of March 31, 2023 for the 2021 financed refundable tax credits, in the amount of $4,670,000 and March 31, 2024 for the 2022 financed refundable tax credits, in the amount of $3,926,000.
(c) On September 28, 2021, the Group entered into a subordinated unsecured loan, with Investissement Québec, in the amount of $10,000,000, bearing interest ranging between 6.00% and 7.25%, determined and payable quarterly, based on threshold limits for certain financial ratios. Under the terms of the loan, the Group is required to maintain certain financial covenants which are measured on a quarterly basis.
On January 28, 2022, the subordinated unsecured loan was amended and increased to $20,000,000, bearing interest ranging between 7.10% and 8.35%, on the additional $10,000,000, determined and payable quarterly, based on threshold limits for certain financial ratios. An amount of $7,500,000 was drawn on the loan availability with the remaining $2,500,000 available based on certain conditions. The maturity date was also extended to October 1, 2025.
(a)(c) The Group was in compliance with all of its financial covenants as at March 31, 2022 and 2021.
(d) As a result of the COVID-19 pandemic, on May 5, 2020, five U.S. subsidiaries of the Group received funding under the Paycheck Protection Program ("PPP") of the Coronavirus Aid, Relief, and Economic Security Act (the "CARES Act") administered by the U.S. Small Business Administration ("SBA") and entered into unsecured promissory notes (the "Notes") in the aggregate principal amount of US$6,300,000 ($7,932,000). The Notes have a term of five years at an interest rate of 1.00% per annum, with a deferral of payments until the date on which the applicable forgiveness is decisioned, with respect to any portion of the Notes which may not be forgiven.
Under the terms of the CARES Act, PPP loan recipients can apply for forgiveness for all or a portion of loans granted under the PPP, which the Group applied for between November 17, 2020 and January 5, 2021. The Group accounts for the forgiveness as government assistance with a corresponding reduction in the cost of the related item (note 17). Such forgiveness is to be determined, subject to limitations and ongoing rule making by the SBA, based on the necessity of the loan at the time of application and the timely use of loan proceeds for payroll costs, including payments required to continue group health care benefits, and certain rent, utility, and mortgage interest costs and the maintenance of employee and compensation levels. The PPP loans, even after notice of forgiveness by the SBA, are subject to subsequent audit by the SBA, for a period of six years after receiving such notice.
10. LONG-TERM DEBT (CONT'D)
During the year ended March 31, 2022, the Group recognized an aggregate amount of $5,868,000 (US$4,800,000), and $1,898,000 (US$1,500,000) for the year ended March 31, 2021, as government assistance for the PPP loans. The Group has received full loan forgiveness decisions for all five PPP loans obtained in May 2020.
(e)